Notes Receivable	12 Months Ended
Dec. 31, 2019
Notes Receivable [Abstract]
NOTES RECEIVABLE

NOTE 6 – NOTES RECEIVABLE

	As of
	December 31, 2019	December 31, 2018
Bank notes receivable:	$15,865,267	$14,048,004
Commercial notes receivable	291,425	1,021,226
Endorsed but undue notes	-	1,273,459
Total	$16,156,692	$16,342,689

Bank notes and commercial notes are means of payment from customers for the purchase of the Company's products and are issued by financial institutions or business entities, respectively, that entitle the Company to receive the full nominal amount from the issuer at maturity, which bears no interest and generally ranges from three to six months from the date of issuance.  As of December 31, 2019, the Company pledged notes receivable for an aggregate amount of $11.17 million to Bank of Communications as a means of security for issuance of bank acceptance notes for an aggregate amount of $8.98 million As of December 31, 2018, the Company pledged notes receivable for an aggregate amount of $9.19 million to Bank of Communications as a means of security for issuance of bank acceptance notes for an aggregate amount of $7.71 million. The Company expects collection of notes receivable within 6 months.